Initial Public Offering - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended
	Jul. 22, 2019	Dec. 31, 2019
Proceeds From Capital Units Issuance		$ 201,250,000
Over-Allotment Option [Member]
Capital Units Issued	2,625,000
Capital Units Price per Share	$ 10.00
Proceeds From Capital Units Issuance	$ 201,250,000
Offering Cost Of Capital Units	11,900,000
Deferred Underwriting Commission	$ 7,040,000
IPO [Member]
Capital Units Issued	20,125,000
Common Class A [Member]
Capital Units Issued		20,125,000
Class Of Warrants Exercise Price	$ 11.50